Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of Provisions

	Self- insured liabilities $	Claims $	Lease restoration $	Onerous contracts $	Total $
Balance, beginning of the year	109.5	20.4	12.7	16.7	159.3
Current year provisions	26.0	56.8	2.9	20.6	106.3
Acquisitions	—	10.8	3.5	7.0	21.3
Paid or otherwise settled	(46.7)	(37.4)	(2.0)	(11.8)	(97.9)
Impact of foreign exchange	5.8	2.0	0.4	0.6	8.8
	94.6	52.6	17.5	33.1	197.8
Less current portion	7.6	26.6	3.0	11.0	48.1
Long-term portion	87.0	26.0	14.5	22.1	149.7